Investment Strategy - Dan IVES Wedbush AI Revolution ETF	Oct. 07, 2025
Prospectus [Line Items]
Strategy [Heading]	Effective October 20, 2025, the twelfth paragraph of the section titled “FUND SUMMARY – Principal Investment Strategies of the Fund” is deleted and replaced with the following:
Strategy Narrative [Text Block]

The Index is reconstituted and rebalanced following the addition or deletion of AI Companies to or from the AI Report. The Index is also rebalanced on the third Friday of March, June, September and December (effective the following business day), even if no changes have been made to the AI Report since the date of the last rebalance. Additionally, the Index may be adjusted between regular rebalancings in the event a corporate action occurs involving one or more of the Index constituents.